Environmental and Legal Matters (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Site Contingency [Line Items]
Total Accrued Environmental Costs	$ 7,100
Accrued Environmental Costs - Current	1,600
American Safety Razor [Member]
Site Contingency [Line Items]
Total Accrued Environmental Costs	13
Accrued Environmental Costs - Current	$ 1
Accrual for Environmental Loss Contingencies, Discount Rate	4.00%